Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of Income Tax Expense Benefit [Line Items]
Income taxes receivable carried back to prior years	$ 0	$ 2.6